Going Concern and Basis of Presentation (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern and Basis of Presentation [Abstract]
Cash and equivalents	$ 89,498	$ 29,968	$ 42,359	$ 78,034	$ 67,777
Net working capital	2,700,000		2,192,022
Proceeds from issuance of notes, convertible notes and common stock purchase warrants.			2,144,000	1,650,000
Net loss	1,202,497	831,037	5,612,919	1,192,452
Accumulated deficit	$ 9,119,275		$ 7,916,778	$ 2,303,859